Major Customers and Accounts Receivable (Details Narrative)	3 Months Ended
Dec. 31, 2020
Customer Concentration Risk [Member]
Concentration risk, percentage
Accounts Receivable [Member] | Two Customers [Member]
Concentration risk, percentage	30.00%